Customer deposits (Tables)	12 Months Ended
Dec. 31, 2024
Deposits from customers [abstract]
Schedule of customer deposits
The detail, by classification, geographical area and type, of Customer deposits is as follows:

EUR million
	2024	2023	2022
Classification
Financial liabilities held for trading	18,984	19,837	12,226
Financial liabilities designated at fair value through profit or loss	25,407	32,052	31,143
Financial liabilities at amortized cost	1,011,545	995,280	966,353
	1,055,936	1,047,169	1,009,722
Geographical area
Spain	395,479	388,736	386,826
European Union (excluding Spain)	133,056	120,540	111,930
United Kingdom	233,192	235,698	232,364
United States	88,712	83,555	87,497
Rest of America	194,689	208,713	181,782
Rest of the world	10,808	9,927	9,323
	1,055,936	1,047,169	1,009,722
Type
Demand deposits-	677,818	661,262	710,232
Time deposits-	298,276	305,296	235,598
Deposits redeemable at notice	1,525	1,789	501
Repurchase agreements	78,317	78,822	63,391
	1,055,936	1,047,169	1,009,722